Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 28, 2013
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Nov 28, 2012
MFS® Emerging Markets Debt Fund | A | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDAX
MFS® Emerging Markets Debt Fund | B | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDBX
MFS® Emerging Markets Debt Fund | C | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDCX
MFS® Emerging Markets Debt Fund | I | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDIX
MFS® Emerging Markets Debt Fund | R5 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDHX
MFS® Emerging Markets Debt Fund | R1 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDDX
MFS® Emerging Markets Debt Fund | R2 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDEX
MFS® Emerging Markets Debt Fund | R3 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDFX
MFS® Emerging Markets Debt Fund | R4 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDGX
MFS® Emerging Markets Debt Local Currency Fund | A | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R5 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLNX
MFS® Asia Pacific ex-Japan Fund | A | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXAX
MFS® Asia Pacific ex-Japan Fund | B | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXBX
MFS® Asia Pacific ex-Japan Fund | C | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXCX
MFS® Asia Pacific ex-Japan Fund | I | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXIX
MFS® European Equity Fund | A | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEEAX
MFS® European Equity Fund | B | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEEBX
MFS® European Equity Fund | C | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEECX
MFS® European Equity Fund | I | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEEIX
MFS® Latin American Equity Fund | B | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLEBX
MFS® Latin American Equity Fund | C | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLECX
MFS® Latin American Equity Fund | I | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLEIX
MFS® Latin American Equity Fund | A | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLEAX

MFS SERIES TRUST X | MFS® Emerging Markets Debt Fund
MFS® Emerging Markets Debt Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS SERIES TRUST X | MFS® Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Emerging Markets Debt Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

MFS SERIES TRUST X | MFS® Emerging Markets Debt Local Currency Fund
MFS® Emerging Markets Debt Local Currency Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS SERIES TRUST X | MFS® Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Emerging Markets Debt Local Currency Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

MFS SERIES TRUST VII | MFS® Asia Pacific ex-Japan Fund
MFS® Asia Pacific ex-Japan Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS SERIES TRUST VII | MFS® Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Asia Pacific ex-Japan Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

MFS SERIES TRUST VII | MFS® European Equity Fund
MFS® European Equity Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS SERIES TRUST VII | MFS® European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® European Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

MFS SERIES TRUST VII | MFS® Latin American Equity Fund
MFS® Latin American Equity Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS SERIES TRUST VII | MFS® Latin American Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Latin American Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2012